4. Bluestone Acquisition and Power-Save Sale (Details) (Bluestone [Member], USD $)	Dec. 31, 2012
Bluestone [Member]
Assets acquired and liabilities assumed
Notes receivable	$ 18,446
Inventories	65,565
Prepaid expenses and other	4,765
Property and equipment	48,406
Accounts payable	(181,172)
Notes payable	(19,217)
Total Acquisiton	(63,207)
Plus, cash acquired	38,572
Total Bluestone Acquisition and Power Save Sale	$ (24,635)